Retirement Savings Plans (Detail) (USD $) In Thousands, unless otherwise specified			1 Months Ended
	Dec. 31, 2013 Foreign Pension Plan, Defined Benefit [Member] France [Member]	Dec. 31, 2012 Foreign Pension Plan, Defined Benefit [Member] France [Member]	Jan. 31, 2014 Subsequent Event [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined contribution plan, employer matching contribution, percent of match			50.00%
Defined contribution plan, employer matching contribution, percent of employees' gross pay			6.00%
Provision for employee retirement obligations	$ 230	$ 172